Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables [Abstract]
Schedule of other payables
			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Employees and payroll accruals	875	2,204	709
Accrued expenses	371	1,123	361
	1,246	3,327	1,070